Other Expenses	12 Months Ended
Dec. 31, 2012
Other Expenses Disclosure [Abstract]
OTHER EXPENSES	NOTE 13:- OTHER EXPENSES
	Year ended December 31,
	2012	2011
Dismantling of Minibars	(127)	(65)
Termination contract with Best Bar see Note 9f	(40)	-
	(167)	(65)